Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
16. PROPERTY AND EQUIPMENT
Property and equipment and its related accumulated depreciation as of December 31, 2009 and 2010 are as follows:

	2009	2010
	RMB	RMB

Computer equipment	484,334,144	742,177,260
Leasehold improvements	21,733,441	87,176,124
Furniture and fixtures	35,284,879	58,112,286
Motor vehicles	27,387,413	32,892,503
Office buildings	291,078,312	291,729,925
Less: Accumulated depreciation	(378,455,962)	(496,685,584)

Net book value	481,362,227	715,402,514

Depreciation expense for the years ended December 31, 2008, 2009, and 2010 was approximately RMB 90.6 million, RMB91.9 million and RMB142.5 million, respectively.